Goodwill and Intangible Assets, Net - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2018 USD ($) Segment	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill | $	$ 0	$ 0	$ 0
Number of operating segment | Segment	1